Parent Company Only Condensed Financial Information - Condensed statements of comprehensive income (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Operating expenses:
Research and development	¥ (11,314,949)	$ (1,618,016)	¥ (11,071,358)	¥ (10,586,129)
Selling, general and administrative	(10,664,857)	(1,525,055)	(12,229,323)	(9,767,955)
Total operating expenses	(21,506,175)	(3,075,343)	(22,637,024)	(20,089,874)
Loss from operations	(521,117)	(74,520)	7,019,114	7,406,877
Other (expense)/income
Interest expense	(168,078)	(24,035)	(187,755)	(86,251)
Others, net	67,447	9,645	664,301	1,048,189
Income before income tax	1,297,135	185,487	9,315,624	10,451,763
Income tax expense	(157,707)	(22,552)	(1,270,374)	1,357,362
Net income	1,139,428	$ 162,935	8,045,250	11,809,125
Other comprehensive (loss)/income
Foreign currency translation adjustment, net of nil tax	(653,432)		53,128	(30,766)
Parent company | Reportable legal entity
Operating expenses:
Research and development	(159)		(173)	0
Selling, general and administrative	(33,302)		(29,303)	(44,419)
Total operating expenses	(33,461)		(29,476)	(44,419)
Loss from operations	(33,461)		(29,476)	(44,419)
Other (expense)/income
Interest expense	(33,547)		(51,818)	(38,323)
Interest income and investment income, net	80,673		265,836	70,953
Share of income from subsidiaries, and income of VIEs	1,095,363		7,821,521	11,716,065
Others, net	15,410		26,287	(137)
Income before income tax	1,124,438		8,032,350	11,704,139
Income tax expense	0		0	(6)
Net income	1,124,438		8,032,350	11,704,133
Other comprehensive (loss)/income
Foreign currency translation adjustment, net of nil tax	(653,432)		53,128	(30,766)
Comprehensive income	¥ 471,006		¥ 8,085,478	¥ 11,673,367